Financial Risk Factors and Risk Management	12 Months Ended
Dec. 31, 2023
Financial Risk Factors and Risk Management
Financial Risk Factors and Risk Management

Section F — Management of Financial Risk Factors

This section discusses financial risk factors and risk management regarding foreign currency exchange rate risk, interest rate risk, equity price risk, credit risk, and liquidity risk. Further, it contains information about financial instruments.

(F.1) Financial Risk Factors and Risk Management

y Accounting for Derivative Financial Instruments

We use derivatives to hedge foreign currency risk or interest rate risk and designate them as cash flow or fair value hedges if they qualify for hedge accounting under IFRS 9, which involves judgment.

Derivatives Not Designated as Hedging Instruments in Hedge Accounting Relationships

Many transactions constitute economic hedges, and therefore contribute effectively to the securing of financial risks but do not qualify for hedge accounting under IFRS 9. To hedge currency risks inherent in foreign-currency denominated and recognized monetary assets and liabilities, we do not designate our held-for-trading derivative financial instruments in hedge accounting, because the profits and losses from the underlying transactions are recognized in profit or loss in the same periods as the profits or losses from the derivatives.

In addition, we occasionally have contracts that contain foreign currency embedded derivatives that are required to be accounted for separately.

Fair value fluctuations in the spot component of such derivatives at FVTPL are included in Other non-operating income/expense, net while the forward element is shown in Financial income, net.

Derivatives Designated as Hedging Instruments

a) Cash Flow Hedge

In general, we apply cash flow hedge accounting to the foreign currency risk of highly probable forecasted transactions. With regard to foreign currency risk, hedge accounting relates to the spot price and to the intrinsic values of the derivatives designated and qualifying as cash flow hedges. Accordingly, the effective portion of these components determined on a present value basis is recorded in other comprehensive income. The forward element and time value as well as foreign currency basis spreads excluded from the hedging relationship are recorded as cost of hedging in a separate position in other comprehensive income. As the amounts are not material, they are presented together with the effective portion of the cash flow hedges in our consolidated statements of comprehensive income and consolidated statements of changes in equity. All other components including counterparty credit risk adjustments of the derivative and the ineffective portion are immediately recognized in Financial Income, net in profit or loss. Amounts accumulated in other comprehensive income are reclassified to profit or loss to Other non-operating income/expense, net and Financial income, net in the same period when the hedged item affects profit or loss.

b)Net Investment Hedge

In general, we do not hedge the foreign currency exposure from the net assets of subsidiaries with a functional currency different from the euro, and we do not apply net investment hedge accounting. However, in selected cases we might do so, and we applied net investment hedge accounting in 2023. For more information, see Note (D.1).

The designated component in hedge accounting is the spot price of the derivatives designated and qualifying as net investment hedges. Accordingly, the effective portion of this component determined on a present value basis is recorded in Other comprehensive income. All other not-designated components or ineffective portions are immediately recognized in Financial Income, net in profit or loss. Amounts accumulated in Other comprehensive income are reclassified to profit or loss to Other non-operating income/expense, net in the same period when the foreign operation is partially disposed of or sold.

c) Fair Value Hedge

We apply fair value hedge accounting for certain of our fixed-rate financial liabilities and show the fair value fluctuations in Financial income, net.

d) Valuation and Testing of Effectiveness

At inception of a designated hedging relationship, we document our risk management strategy and the economic relationship between hedged item and hedging instrument. The existence of an economic relationship is demonstrated as well as the effectiveness of the hedging relationship tested prospectively by applying the critical terms match for our foreign currency hedges, since currencies, maturities, and the amounts are closely aligned for the forecasted transactions and for the spot element of the forward exchange rate contract or intrinsic value of the currency options, respectively. For interest rate swaps, effectiveness is tested prospectively using statistical methods in the form of a regression analysis, by which the validity and extent of the relationship between the change in value of the hedged items as the independent variable and the fair value change of the derivatives as the dependent variable is determined. The main sources of ineffectiveness are:

-
The effect of the counterparty and our own credit risk on the fair value of the forward exchange contracts and interest rate swaps, which is not reflected in the respective hedged item, and
-
Differences in the timing of hedged item and hedged transaction in our cash flow hedges.

We are exposed to various financial risks, such as market risks (that is, foreign currency exchange rate risk, interest rate risk, and equity price risk), credit risk, and liquidity risk.

We manage market risks, credit risk, and liquidity risk on a Group-wide basis through our global treasury department, global risk management, and global credit management. Risk management policies are established to identify risks, to set appropriate risk limits, and to monitor risks. Risk management policies and hedging strategies are laid out in our internal guidelines (for example, treasury guideline and other internal guidelines), and are subject to continuous internal review, analysis, and update to reflect changes in market conditions and our business.

We only purchase derivative financial instruments to reduce risks and not for speculation, which is defined as entering into derivative instruments without a corresponding underlying transaction.

Foreign Currency Exchange Rate Risk

Foreign Currency Exchange Rate Risk Factors

As we are active worldwide, our ordinary operations are subject to risks associated with fluctuations in foreign currencies. Since the Group’s entities mainly conduct their operating business in their own functional currencies, our risk of exchange rate fluctuations from ongoing ordinary operations is not considered significant. However, the Group's entities occasionally generate foreign currency-denominated receivables, payables, and other monetary items by transacting in a currency other than the respective functional currency. To mitigate the extent of the associated foreign currency exchange rate risk, a significant portion of these transactions is hedged as described below.

In rare circumstances, transacting in a currency other than the functional currency also leads to embedded foreign currency derivatives being separated and measured at fair value through profit or loss.

In addition, the intellectual property (IP) holders in the SAP Group are exposed to risks associated with forecasted intercompany cash flows in foreign currencies. These cash flows arise out of royalty payments from subsidiaries to the respective IP holder. The royalties are linked to the subsidiaries’ external revenue. This arrangement leads to a concentration of the foreign currency exchange rate risk with the IP holders, as the royalties are mostly denominated in the subsidiaries’ local currencies, while the functional currency of the IP holders with the highest royalty volume is the euro. The highest foreign currency exchange rate exposure of this kind relates to the currencies of subsidiaries with significant operations, for example the U.S. dollar, the pound sterling, the Japanese yen, the Swiss franc, and the Australian dollar.

Generally, we are not exposed to any significant foreign currency exchange rate risk with regard to our investing and financing activities, as such activities are normally conducted in the functional currency of the investing or borrowing entity.

Foreign Currency Exchange Rate Risk Management

We continuously monitor our exposure to currency fluctuation risks based on monetary items and forecasted transactions and pursue a Group-wide strategy to manage foreign currency exchange rate risk, using derivative financial instruments, primarily foreign exchange forward contracts, as appropriate, with the primary aim of reducing profit or loss volatility. Most of the hedging instruments are not designated as being in a hedge accounting relationship.

Currency Hedges Designated as Hedging Instruments (Cash Flow Hedges)

We enter into derivative financial instruments, primarily foreign exchange forward contracts, to hedge significant forecasted cash flows (royalties) from foreign subsidiaries denominated in foreign currencies with a hedge ratio of 1:1 and a hedge horizon of up to 12 months, which is also the maximum maturity of the foreign exchange derivatives we use.

For all years presented, no previously highly probable transaction designated as a hedged item in a foreign currency cash flow hedge relationship ceased to be probable. Therefore, we did not discontinue any of our cash flow hedge relationships. Also, ineffectiveness was either not material or non-existent in all years reported. Generally, the cash flows of the hedged forecasted transactions are expected to occur and to be recognized in profit or loss monthly within a time frame of 12 months from the date of the Statement of Financial Position.

Currency Hedges Designated as Hedging Instruments (Net Investment Hedges)

We have hedged part of our net investment in our U.S. subsidiaries which have the U.S. dollar as their functional currency, by entering into a deal contingent forward. The hedged risk is the weakening of the U.S. dollar against the euro. The deal contingent forward is designated as a hedging instrument for the changes in the value of the net investment that is attributable to changes in the U.S. dollar/euro spot rate.

To assess hedge effectiveness, we have determined the economic relationship between the hedging instrument and the hedged item, by comparing changes in the carrying amount of the deal contingent forward that is attributable to a change in the spot rate with changes in the investment in the U.S. subsidiaries due to movements in the spot rate.

The amounts as at December 31, 2023, relating to items designated as hedged items were as follows:

Designated Hedged Items in Foreign Currency Exchange Rate Hedges

€ millions	Forecasted License Payments	Net Investment	Forecasted License Payments	Net Investment
	2023		2022
Change in value used for calculating hedge ineffectiveness	19	-15	32	0
Cash flow hedge	19	0	32	0
Cost of hedging	-7	0	-9	0
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied	0	-15	0	0

The amounts as at December 31, 2023, designated as hedging instruments were as follows:

Designated Hedging Instruments in Foreign Currency Exchange Rate Hedges

€ millions	Forecasted License Payments in EUR	Net Investment in USD	Forecasted License Payments in EUR	Net Investment in USD
	2023		2022
Nominal amount	2,390	0	1,371	0
Carrying amount
Other financial assets	33	0	-9	0
Other financial liabilities	-20	0	-9	0
Change in value recognized in OCI	19	15	32	0
Hedge ineffectiveness recognized in Finance income, net	0	-106	0	0
Cost of hedging recognized in OCI	-7	0	-9	0
Amount reclassified from cash flow hedge in OCI to Other non-operating income, net	62	0	-42	0
Amount reclassified from cost of hedging in OCI to Finance income, net	-9	0	-7	0

On December 31, 2023, we held the following instruments to hedge exposures to changes in foreign currency:

Details on Hedging Instruments in Foreign Currency Exchange Rate Hedges

	Maturity
	2023		2022
	1–6 Months	7–12 Months	1–6 Months	7–12 Months
Forward exchange contracts
Net exposure in € millions	1,364	1,025	822	550
Average EUR:GBP forward rate	0.88	0.88	0.86	0.88
Average EUR:JPY forward rate	148.12	152.10	136.83	138.23
Average EUR:CHF forward rate	0.96	0.94	1.00	0.97
Average EUR:AUD forward rate	1.64	1.67	1.53	1.54
Average EUR:USD forward rate	1.10	1.09	1.05	1.03

Foreign Currency Exchange Rate Exposure

Our risk exposure is based on the following assumptions:

-	The SAP Group’s entities generally operate in their functional currencies. In exceptional cases and limited economic environments, operating transactions are denominated in currencies other than the functional currency, leading to a foreign currency exchange rate risk for the related monetary instruments. Where material, this foreign currency exchange rate risk is hedged. Therefore, fluctuations in foreign currency exchange rates only have an impact on profit with regard to our unhedged non-derivative monetary financial instruments and related income or expenses.
-	Our free-standing derivatives designed for hedging foreign currency exchange rate risks almost completely balance the changes in the fair values of the hedged item attributable to exchange rate movements in the Consolidated Income Statements in the same period. As a consequence, the hedged items and the hedging instruments are not exposed to foreign currency exchange rate risks, and thereby have no effect on profit.

Consequently, we are only exposed to significant foreign currency exchange rate fluctuations with regard to the following:

-	The spot component of derivatives held within a designated cash flow hedge relationship affecting other comprehensive income
-	Foreign currency embedded derivatives affecting other non-operating expense, net
-	Unhedged foreign - currency monetary assets and liabilities affecting other non - operating expense, net

Thus, our foreign currency exposure (and our average/high/low exposure) as at December 31 was as follows:

Foreign Currency Exposure

€ billions	2023	2022
Year-end exposure toward all our major currencies	4.2	1.7
Average exposure	3.3	1.6
Highest exposure	4.2	1.7
Lowest exposure	2.5	1.3

Foreign Currency Exchange Rate Sensitivity

If, on December 31, 2023, 2022, and 2021, the foreign currency exchange rates had been higher/lower as described below, this would have had the following effects on other non-operating expense, net and other comprehensive income:

Foreign Currency Sensitivity

€ millions	Effects on Other Non-Operating Expense, Net			Effects on Other Comprehensive Income
	2023	2022	2021	2023	2022	2021
Derivatives held within a designated cash flow hedge relationship
All major currencies –10% (2022: all major currencies –10%; 2021: all major currencies –10%) against the euro				238	135	106
All major currencies +10% (2022: all major currencies +10%; 2021: all major currencies +10%) against the euro				-238	-135	-106
Thereof: USD –10% (2022: –10%; 2021: –10%) against the euro				131	29	36
Thereof: USD +10% (2022: +10%; 2021: +10%) against the euro				-131	-29	-36
Embedded derivatives
All currencies –10% against the respective functional currency	-63	-38	-49
All currencies +10% against the respective functional currency	64	31	40
Thereof: EUR –10% (2022: –10%; 2021: –10%) against the respective functional currency	-48	-20	-32
Thereof: EUR +10% (2022: +10%; 2021: +10%) against the respective functional currency	48	20	32
Unhedged monetary assets and liabilities
All currencies –10% against the respective functional currency	-112	-63	-15
All currencies +10% against the respective functional currency	112	63	15
Thereof: USD –10% (2022: –10%; 2021: –10%) against the respective functional currency	-46	-44	-2
Thereof: USD +10% (2022: +10%; 2021: +10%) against the respective functional currency	46	44	2

Interest Rate Risk

Interest Rate Risk Factors

We are exposed to interest rate risk as a result of our investing and financing activities mainly in euros and U.S. dollars, since a large part of our investments are based on variable rates and/or short maturities (2023: 53%; 2022: 64%) and most of our financing transactions are based on fixed rates and long maturities (2023: 100%; 2022: 87%).

Interest Rate Risk Management

The aim of our interest rate risk management is to reduce profit or loss volatility and optimize our interest result by creating a balanced structure of fixed and variable cash flows. We therefore manage interest rate risks by adding interest-rate-related derivative instruments to a given portfolio of investments and debt financing. The desired fixed-floating mix of our net debt is set by the Treasury Committee.

Derivatives Designated as Hedging Instruments (Fair Value Hedges)

To match the interest rate risk from our financing transactions to our investments, we use receiver interest rate swaps to alter the interest cash flows of certain fixed-rate financial liabilities to floating, and by this means secure the fair value of the swapped financing transactions on a 1:1 ratio. Including interest rate swaps, 43% (2022: 52%) of our total interest-bearing financial liabilities outstanding as at December 31, 2023, had a fixed interest rate.

The amounts as at December 31, 2023, relating to items designated as hedged items were as follows:

Designated Hedged Items in Interest Rate Hedges

€ millions	2023			2022
	Fixed-Rate	Fixed-Rate	Fixed-Rate	Fixed-Rate
	Borrowing in EUR	Borrowing in USD	Borrowing in EUR	Borrowing in USD
Notional amount	4,550	90	4,550	94
Carrying amount	3,964	89	3,732	95
Accumulated fair value adjustments in Other financial liabilities	556	-6	782	-9
Change in fair value used for measuring ineffectiveness for the reporting period	226	1	-723	-11
Accumulated amount of fair value hedge adjustments for hedged items ceased to be adjusted for hedging gains/losses	0	-7	0	-11

The amounts as at December 31, 2023, designated as hedging instruments were as follows:

Designated Hedging Instruments in Interest Rate Hedges

€ millions	2023			2022
	Interest Rate	Interest Rate	Interest Rate	Interest Rate
	Swaps for	Swaps for	Swaps for	Swaps for
	EUR Borrowing	USD Borrowing	EUR Borrowing	USD Borrowing
Notional amount	4,550	90	4,550	94
Carrying amount
Other financial assets	0	0	0	0
Other financial liabilities	-535	-1	-749	-3
Change in fair value used for measuring ineffectiveness for the reporting period	-214	-2	700	10

As at December 31, 2023, we held the following instruments to hedge exposures to changes in interest rates:

Details on Hedging Instruments in Interest Rate Hedges

€ millions						2023
						Maturity
	2024	2027	2028	2029	2030	2031
EUR interest rate swaps
Nominal amounts		1,000	1,000	800	500	1,250
Average variable interest rate		5.941%	5.365%	4.705%	5.340%	5.503%
USD interest rate swaps
Nominal amounts	90
Average variable interest rate	6.150%

€ millions						2022
						Maturity
	2024	2027	2028	2029	2030	2031
EUR interest rate swaps
Nominal amounts		1,000	1,000	800	500	1,250
Average variable interest rate		3.949%	3.373%	2.713%	3.348%	3.511%
USD interest rate swaps
Nominal amounts	94
Average variable interest rate	5.150%

Interest Rate Exposure

Our interest rate exposure (and our average/high/low exposure) as at December 31 was as follows:

Interest Rate Risk Exposure

€ billions	2023				2022
	Year-End	Average	High	Low	Year-End	Average	High	Low
Fair value interest rate risk
From investments	0.00	0.00	0.00	0.00	0.03	0.04	0.04	0.03
Cash flow interest rate risk
From investments (including interest - bearing cash)	3.26	4.70	7.45	3.26	6.19	5.83	7.21	4.87
From financing	0	1.10	1.73	0	1.45	1.71	1.76	1.45
From interest rate swaps	4.64	4.64	4.64	4.64	4.64	4.84	4.88	4.64

Interest Rate Sensitivity

A sensitivity analysis is provided to show the impact of our interest rate risk exposure on profit or loss and equity in accordance with IFRS 7, considering the following:

-	Changes in interest rates only affect the accounting for non-derivative fixed-rate financial instruments if they are recognized at fair value. Therefore, such interest rate changes do not change the carrying amounts of our non-derivative fixed-rate financial liabilities, as we account for them at amortized cost. Investments in fixed-rate financial assets classified as fair value through profit or loss were not material at each year end reported. Thus, we do not consider any fixed-rate instruments in the equity-related sensitivity calculation.
-	Income or expenses recorded in connection with non-derivative financial instruments with variable interest rates are subject to interest rate risk if they are not hedged items in an effective hedge relationship. Thus, we take into consideration interest rate changes relating to our variable-rate financing and our investments in money market instruments in the profit-related sensitivity calculation.
-	The designation of interest rate receiver swaps in a fair value hedge relationship leads to interest rate changes affecting Financial income, net. The fair value movements related to the interest rate swaps are not reflected in the sensitivity calculation, as they offset the fixed interest rate payments for the bonds and private placements as hedged items. However, changes in market interest rates affect the amount of interest payments from the interest rate swap. As a consequence, we include those effects of market interest rates on interest payments in the profit-related sensitivity calculation.

If, on December 31, 2023, 2022, and 2021, interest rates had been higher/lower this would have had the following effects on Financial income, net.

Interest Rate Sensitivity

€ millions	Effects on Financial Income, Net
	2023	2022	2021
Derivatives held within a designated fair value hedge relationship
Interest rates +100bps for U.S. dollar area/+100bps for euro area (2022: +75/+125bps for U.S. dollar/euro area; 2021: +75/+20bps for U.S. dollar/euro area)	-46	-58	-11
Interest rates –100bps for U.S. dollar area/–100bps for euro area (2022: –25/–10bps for U.S. dollar/euro area; 2021: –25/–20bps for U.S. dollar/euro area)	46	5	10
Variable-rate financing
Interest rates +100bps for U.S. dollar area/+100bps for euro area (2022: +75/+125bps for U.S. dollar/euro area; 2021: +75/+20bps for U.S. dollar/euro area)	0	-14	-4
Interest rates –100bps for U.S. dollar area/–100bps for euro area (2022: –25/–10bps for U.S. dollar/euro area; 2021: –25/–20bps for U.S. dollar/euro area)	0	1	3
Variable-rate investments
Interest rates +100bps for U.S. dollar area/+100bps for euro area (2022: +75/+125bps for U.S. dollar/euro area; 2021: +75/+20bps for U.S. dollar/euro area)	32	26	24
Interest rates –100bps for U.S. dollar area/–100bps for euro area (2022: –25/–10bps for U.S. dollar/euro area; 2021: –25/–20bps for U.S. dollar/euro area)	-32	-5	-9

Equity Price Risk

Equity Price Risk Factors

We are exposed to equity price risk with regard to our investments in equity securities.

Equity Price Risk Management

Our listed equity investments are monitored based on the current market value that is affected by the fluctuations in the volatile stock markets worldwide. Unlisted equity investments are monitored based on detailed financial information provided by the investees. The fair value of our listed equity investments depends on the equity prices, while the fair value of the unlisted equity investments is influenced by various unobservable input factors.

Equity Price Exposure

On December 31, 2023, our exposure from our investments in equity securities was €4,967 million (2022: €5,137 million; 2021: €5,799 million).

Equity Price Sensitivity

Our sensitivity towards a fluctuation in equity prices is as follows:

Equity Price Sensitivity

€ millions	2023	2022[1]	2021[1]
Investments in equity securities
Increase in equity prices and respective unobservable inputs of 22% - increase of financial income, net	1,093	503	515
Decrease in equity prices and respective unobservable inputs of 22% - decrease of financial income, net	-1,093	-503	-515

[1] For 2022 and 2021, a +/-10% increase and decrease was assumed.

Most of our equity securities are within the venture-capital-related investment activities. For purposes of our equity price sensitivity disclosure, we benchmarked the historical average of public market returns of the NASDAQ and S&P 500 to the average annual venture capital benchmark returns over a 12-year period, which is the assumed average holding period of venture capital funds. Overall, our analysis indicated a blended return range of +/- 22% in 2023.

Credit Risk

Credit Risk Factors

To reduce the credit risk in investments, we arrange to receive rights to collateral for certain investing activities in the full amount of the investment volume, which we would be allowed to make use of only in the case of default of the counterparty to the investment. In the absence of other significant agreements to reduce our credit risk exposure, the total amounts recognized as cash and cash equivalents, current investments, loans, and other financial receivables, trade receivables, and derivative financial assets represent our maximum exposure to credit risks, except for the agreements mentioned above.

Credit Risk Management

Cash at Banks, Time Deposits, and Debt Securities

To mitigate the credit risk from our investing activities and derivative financial assets, we conduct all our activities only with approved major financial institutions and issuers that carry high external ratings, as required by our internal treasury guideline. Among its stipulations, the guideline requires that we invest only in assets from issuers with a minimum rating of at least “BBB flat.” We only invest in issuers with a lower rating in exceptional cases. Such investments were not material in 2023 and 2022. The weighted average rating of our financial assets is A. We pursue a policy of cautious investments characterized by predominantly current investments, standard investment instruments, as well as a wide portfolio diversification by doing business with a variety of counterparties.

To further reduce our credit risk, we require collateral for certain investments in the full amount of the investment volume, which we would be allowed to make use of in the case of default of the counterparty to the investment. As such collateral, we only accept bonds with at least investment-grade rating level.

In addition, the concentration of credit risk that exists when counterparties are involved in similar activities by instrument, sector, or geographic area is further mitigated by diversification of counterparties throughout the world and adherence to an internal limit system for each counterparty. This internal limit system stipulates that the business volume with individual counterparties is restricted to a defined limit that depends on the lowest official long-term credit rating available by at least one of the major rating agencies, the Tier 1 capital of the respective financial institution, or participation in the German Depositors’ Guarantee Fund or similar protection schemes. We continuously monitor strict compliance with these counterparty limits. As the premium for credit default swaps mainly depends on market participants’ assessments of the creditworthiness of a debtor, we also closely observe the development of credit default swap spreads in the market to evaluate probable risk developments and react in a timely manner to changes should these manifest.

For cash at banks, time deposits, and debt securities such as acquired bonds or commercial papers, we apply the general impairment approach. As it is our policy to only invest in high-quality assets of issuers with a minimum rating of at least investment grade so as to minimize the risk of credit losses, we use the low credit risk exception. Thus, these assets are always allocated to stage 1 of the three-stage credit loss model and we record a loss allowance for an amount equal to 12-month expected credit losses. This loss allowance is calculated based on our exposure as at the respective reporting date, the loss given default for this exposure, and the credit default swap spread as a measure for the probability of default. To ensure that during their lifetime our investments always fulfill the requirement of being investment-grade, we monitor changes in credit risk by tracking published external credit ratings. Among other things, we consider cash at banks, time deposits, and debt securities to be in default when the counterparty is unlikely to pay its obligations in full, when there is information about a counterparty’s financial difficulties, or in case of a drastic increase in the credit default swap spread of a counterparty for a prolonged time period while the overall market environment remains rather stable. Such financial assets are written off either partially or in full if the likelihood of recovery is considered remote, which might be evidenced, for example, by the bankruptcy of a counterparty of such financial assets.

Trade Receivables

The default risk of our trade receivables is managed separately, mainly based on assessing the creditworthiness of customers through external ratings and on our past experience with the customers concerned. Based on this assessment, individual credit limits are established for each customer and deviations from such credit limits need to be approved by management.

We apply the simplified impairment approach using a provision matrix for all trade receivables and contract assets to take into account any lifetime expected credit losses already at initial recognition. For the purpose of the provision matrix, customers are clustered into different risk classes, mainly based on market information such as the country risk assessment of their country of origin. Loss rates used to reflect lifetime expected credit losses are determined using a roll-rate method based on the probability of a receivable progressing through different stages of being overdue and on our actual credit loss experience over the past years. These loss rates are enhanced by forward-looking information to reflect differences between economic conditions during the period over which the historical data has been collected, current conditions, and the expected changes in the economic conditions over the expected life of the receivables. Forward-looking information is based on changes in country risk ratings, or fluctuations in credit default swaps of countries of the customers we do business with. We continuously monitor outstanding receivables locally to assess whether there is objective evidence that our trade receivables and contract assets are credit-impaired. Evidence that trade receivables and contract assets are credit-impaired include, among the trade receivables being past due, information about significant financial difficulty of the customer or non-adherence to a payment plan. Under extreme situations such as the current war situation in Ukraine, related account receivables and contract assets are critically assessed to determine whether they are credit-impaired. We consider receivables to be in default when the counterparty is unlikely to pay its obligations in full, However, a delay of payments (for example, more than 90 days past due) in the normal course of business alone does not necessarily indicate a customer default. We write off account balances either partially or in full if we judge that the likelihood of recovery is remote, which might be evidenced, for example, when bankruptcy proceedings for a customer are finalized or when all enforcement efforts have been exhausted.

The impact of default on our trade receivables from individual customers is mitigated by our large customer base and its distribution across many different industries, company sizes, and countries worldwide. For more information about our trade receivables, see Note (A.2).

Credit Risk Exposure

Cash, Time Deposits, and Debt Securities

As at December 31, 2023, our exposure to credit risk from cash, time deposits, and debt securities was as follows:

Credit Risk Exposure from Cash, Time Deposits, and Debt Securities

€ millions, unless otherwise stated	2023
	Equivalent to External	Weighted Average Loss	Gross Carrying Amount	Gross Carrying Amount	ECL Allowance
	Rating	Rate	Not Credit-Impaired	Credit-Impaired
Risk class 1 - low risk	AAA to BBB-	-0.1%	8,664	0	-7
Risk class 2 - high risk	BB+ to D	0.0%	66	0	0
Risk class 3 - unrated	NA	-3.9%	77	0	-3
Total		-0.1%	8,807	0	-10

€ millions, unless otherwise stated	2022
	Equivalent to External	Weighted Average Loss	Gross Carrying Amount	Gross Carrying Amount	ECL Allowance
	Rating	Rate	Not Credit-Impaired	Credit-Impaired
Risk class 1 - low risk	AAA to BBB–	-0.0%	6,554	0	-3
Risk class 2 - high risk	BB+ to D	0.0%	33	0	0
Risk class 3 - unrated	NA	-6.5%	46	0	-3
Total		-0.1%	6,633	0	-6

As at December 31, 2023, the majority of our other loans and other financial receivables was concentrated in Germany. There were no loans, or other financial receivables past due but not impaired and we had no indications of impairments of such assets that were not past due and not impaired as at that date.

Master Netting and Similar Arrangements

We enter into derivatives on the basis of the German Master Agreement on Financial Derivatives Transactions (“Deutscher Rahmenvertrag für Finanztermingeschäfte”) and similar agreements. The regulations of these agreements apply particularly in the case of insolvency and not during the normal course of business.

The following table shows the derivative instruments that are subject to such netting arrangements:

Master Netting and Similar Arrangements

€ millions	2023			2022
		Nettable Amounts
		in Case of			Nettable Amounts in
	Carrying Amounts	Insolvency	Net Amount	Carrying Amounts	Case of Insolvency	Net Amount
Financial assets	90	55	35	68	33	35
Financial liabilities	-623	-55	-568	-849	-33	-816

Trade Receivables and Contract Assets

As at December 31, 2023, our exposure to credit risk from trade receivables was as follows:

Credit Risk Exposure from Trade Receivables and Contract Assets

€ millions, unless otherwise stated	2023
	Weighted Average Loss Rate	Gross Carrying Amount	Gross Carrying Amount	ECL Allowance
		Not Credit-Impaired	Credit-Impaired
AR not due and due	-0.3%	4,036	2	-13
AR overdue 1 to 30 days	-0.6%	770	51	-5
AR overdue 30 to 90 days	-1.5%	564	32	-9
AR overdue more than 90 days	-27.3%	432	213	-176
Total	-3.3%	5,802	298	-203

€ millions, unless otherwise stated	2022
	Weighted Average Loss Rate	Gross Carrying Amount	Gross Carrying Amount	ECL Allowance
		Not Credit-Impaired	Credit-Impaired
AR not due and due	-1.0%	3,146	10	-31
AR overdue 1 to 30 days	-1.0%	1,420	80	-15
AR overdue 30 to 90 days	-2.3%	582	64	-15
AR overdue more than 90 days	-27.2%	499	236	-200
Total	-4.3%	5,647	390	-261

The movement in the ECL allowance for trade receivables and contract assets is as follows:

Movement in ECL Allowance for Trade Receivables and Contract Assets

€ millions	2023	2022
	ECL Allowance	ECL Allowance
Balance as at 1/1	-261	-175
Net credit losses recognized	-32	-187
Amounts written off	90	101
Balance as at 12/31	-203	-261

Liquidity Risk

Liquidity Risk Factors

We are exposed to liquidity risk from our obligations towards suppliers, employees, and financial institutions.

Liquidity Risk Management

Our liquidity is managed by our global treasury department with the primary aim of maintaining liquidity at a level that is adequate to meet our financial obligations.

Generally, our primary source of liquidity is funds generated from our business operations. Our global treasury department manages liquidity centrally for all subsidiaries. Where possible, we pool their cash surplus so that we can use liquidity centrally for our business operations, for subsidiaries’ funding requirements, or to invest any net surplus in the market. With this strategy, we seek to optimize yields, while ensuring liquidity, by investing only with counterparties and issuers of high credit quality, as explained before. Hence, high levels of liquid assets and marketable securities provide a strategic reserve, helping keep SAP flexible, sound, and independent.

Apart from effective working capital and cash management, we have reduced the liquidity risk inherent in managing our day-to-day operations and meeting our financing responsibilities by arranging an adequate volume of available credit facilities with various financial institutions on which we can draw if necessary.

In order to retain high financial flexibility, in 2023, SAP SE entered into a sustainability-linked revolving credit facility with a volume of €3.0 billion with an initial term until 2028 plus two one-year extension options, replacing its previous credit facility of €2.5 billion from 2017. The use of the facility is not restricted by any financial covenants. Borrowings under the facility bear interest of EURIBOR or the agreed benchmark rate for the respective currency plus a base margin which might be adjusted depending on the fulfillment of agreed sustainability performance targets. We are also required to pay a commitment fee of 7bps per annum on the unused available credit. We have not drawn on the facility.

In September 2019, we initiated a commercial paper (Commercial Paper, or CP) program. As at December 31, 2023, we had €0 million of CP outstanding with maturities generally less than six months (2022: €930 million).

Additionally, as at December 31, 2023 and 2022, the Group had available lines of credit totaling €555 million and €555 million, respectively. There were immaterial borrowings outstanding under these lines of credit in all years presented.

Liquidity Risk Exposure

The table below is an analysis of the remaining contractual maturities of all our financial liabilities and guarantees held as at December 31, 2023.

Financial liabilities for which repayment can be requested by the contract partner at any time are assigned to the earliest possible period. Variable interest payments were calculated using the latest relevant interest rate fixed as at December 31, 2023. As we generally settle our derivative contracts gross, we show the pay and receive legs separately for all our currency and interest rate derivatives, whether or not the fair value of the derivative is negative. The cash outflows for the currency derivatives are translated using the applicable spot rate.

We continue to provide rental guarantees for certain offices used by Qualtrics. The amounts shown for the financial guarantees are the gross amounts we guarantee, however, we are entitled to indemnification payments by Qualtrics which will reduce the guarantee amounts disclosed.

Contractual Maturities of Non-Derivative Financial Liabilities

€ millions	Carrying	Contractual Cash Flows
	Amount
	12/31/2023	2024	2025	2026	2027	2028	Thereafter
Non-derivative financial liabilities
Trade payables	-1,022	-1,022	0	0	0	0	0
Bonds	-6,780	-941	-952	-1,161	-1,045	-1,033	-2,604
Private placements	-388	-305	-3	-3	-94	0	0
Loans	0	0	0	0	0	0	0
Commercial paper	0	0	0	0	0	0	0
Lease liabilities	-1,621	-350	-260	-204	-159	-127	-804
Other financial liabilities[1]	-263	-34	-30	0	0	0	0
Total of non-derivative financial liabilities	-10,075	-2,652	-1,245	-1,368	-1,298	-1,160	-3,408

Financial guarantees	0	-19	-19	-19	-19	-19	-309

€ millions	Carrying	Contractual Cash Flows
	Amount
	12/31/2022	2023	2024	2025	2026	2027	Thereafter
Non-derivative financial liabilities
Trade payables	-1,496	-1,496	0	0	0	0	0
Bonds	-8,155	-1,690	-941	-962	-1,162	-1,045	-3,636
Private placements	-405	-14	-316	-3	-3	-97	0
Loans	-1,456	-1,479	0	0	0	0	0
Commercial paper	-928	-932	0	0	0	0	0
Lease liabilities	-2,140	-398	-317	-257	-228	-188	-1,071
Other financial liabilities[1]	-422	-307	-31	0	0	0	0
Total of non-derivative financial liabilities	-15,002	-6,316	-1,605	-1,222	-1,393	-1,330	-4,707

Financial guarantees	0	0	0	0	0	0	0

[1] The carrying amount of Other financial liabilities includes accrued interest for our non - derivative financial debt as well as for derivatives, while the cash outflow of this accrued interest is presented together with the underlying liability in the maturity analysis.

Contractual Maturities of Derivative Financial Liabilities and Financial Assets

€ millions	Carrying	Contractual Cash Flows		Carrying	Contractual Cash Flows
	Amount			Amount
	12/31/2023	2024	Thereafter	12/31/2022	2023	Thereafter
Derivative financial liabilities and assets
Derivative financial liabilities
Currency derivatives not designated as hedging instruments	-66			-88
Cash outflows		-2,048	0		-3,185	-13
Cash inflows		2,017	0		3,113	0
Currency derivatives designated as hedging instruments	-20			-9
Cash outflows		-958			-309
Cash inflows		948			302
Interest rate derivatives designated as hedging instruments	-537			-753
Cash outflows		-242	-848		-102	-1,201
Cash inflows		63	301		63	364
Total of derivative financial liabilities	-623	-220	-547	-849	-118	-850
Derivative financial assets
Currency derivatives not designated as hedging instruments	52			30
Cash outflows		-2,992			-1,713
Cash inflows		3,042			1,740
Currency derivatives designated as hedging instruments	33			33
Cash outflows		-1,418			-1,039
Cash inflows		1,441			1,069
Total of derivative financial assets	85	73	0	63	57	0
Total of derivative financial liabilities and assets	-538	-147	-547	-787	-61	-850